Fidelity Short-Intermediate Municipal Income Fund Fund Summary���� | Fidelity Short-Intermediate Municipal Income Fund
Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Advisor® Short Intermediate Municipal Income Fund A, T, B, C
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 29 of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (ASTM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%		2.75%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[2]	3.00%	[3]	1.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)		(0.50%)		(0.50%)		(0.50%)
[1]	Purchases of $250,000 or more will not be subject to a front end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[2]	Purchases of $250,000 or more will not be subject to a front end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[3]	Declines over 3 years from 3.00% to 0%.
[4]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (ASTM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund	Class A	Class T	Class B	Class C
Management fee	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.16%	0.14%	0.17%	0.15%
Total annual operating expenses	0.78%	0.76%	1.44%	1.52%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example (ASTM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund (USD $)	Class A	Class T	Class B	Class C
1 year	352	350	447	255
3 years	517	511	556	480
5 years����	696	686	710	829
10 years	1,214	1,191	1,229	1,813

Expense Example, No Redemption (ASTM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund (USD $)	Class A	Class T	Class B	Class C
1 year����	352	350	147	155
3 years����	517	511	456	480
5 years	696	686	710	829
10 years����	1,214	1,191	1,229	1,813

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	2.51%	September 30, 2009
Lowest Quarter Return	(1.49%)	June 30, 2004

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (ASTM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund	Past 1 year	Past 5 years	Life of class
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������������	2.38%	4.09%	4.27%	[1]
Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������	2.19%	4.30%	3.52%	[1]
Class A	(0.99%)	2.89%	2.51%	[1]
Class A Return After Taxes on Distributions	(0.99%)	2.89%	2.49%	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.04%	2.85%	2.51%	[1]
Class T	(1.06%)	2.86%	2.44%	[1]
Class B	(1.93%)	2.89%	2.46%	[1]
Class C	(0.03%)	2.64%	2.04%	[1]
[1]	From July 23, 2003.

Fidelity Municipal Income Fund Fund Summary | Fidelity Municipal Income Fund
Fund: Fidelity® Municipal Income Fund
Investment Objective
The fund seeks to provide a high current yield exempt from federal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (HIY-S000007131Member)	Fidelity Municipal Income Fund Fidelity Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (HIY-S000007131Member)	Fidelity Municipal Income Fund Fidelity Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.46%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (HIY-S000007131Member) (USD $)	Fidelity Municipal Income Fund Fidelity Municipal Income Fund:
1 year	47
3 years	148
5 years����	258
10 years	579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.46%	September 30, 2009
Lowest Quarter Return	(4.12%)	December 31, 2010

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (HIY-S000007131Member) Fidelity Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����	2.38%	4.09%	4.83%
Barclays Capital�� 3+ Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.49%	4.14%	5.00%
Fidelity Municipal Income Fund:	2.58%	3.65%	4.77%
Fidelity Municipal Income Fund: Return After Taxes on Distributions	2.57%	3.60%	4.65%
Fidelity Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	3.15%	3.72%	4.71%

Fidelity Michigan Municipal Income Fund Fund Summary | Fidelity Michigan Municipal Income Fund
Fund: Fidelity® Michigan Municipal Income Fund
Investment Objective
The fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (MIF-S000007129Member)	Fidelity Michigan Municipal Income Fund Fidelity Michigan Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (MIF-S000007129Member)	Fidelity Michigan Municipal Income Fund Fidelity Michigan Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.49%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (MIF-S000007129Member) (USD $)	Fidelity Michigan Municipal Income Fund Fidelity Michigan Municipal Income Fund:
1 year	50
3 years	157
5 years����	274
10 years	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Michigan personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Michigan can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.62%	September 30, 2009
Lowest Quarter Return	(3.28%)	December 31, 2010

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (MIF-S000007129Member) Fidelity Michigan Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Michigan Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.76%	3.82%	4.74%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%
Fidelity Michigan Municipal Income Fund:	2.32%	3.89%	4.63%
Fidelity Michigan Municipal Income Fund: Return After Taxes on Distributions	2.31%	3.86%	4.59%
Fidelity Michigan Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.90%	3.91%	4.58%

Fidelity Minnesota Municipal Income Fund Fund Summary | Fidelity Minnesota Municipal Income Fund
Fund: Fidelity® Minnesota Municipal Income Fund
Investment Objective
The fund seeks a high level of current income exempt from federal income tax and Minnesota personal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (MNF-S000007130Member)	Fidelity Minnesota Municipal Income Fund Fidelity Minnesota Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (MNF-S000007130Member)	Fidelity Minnesota Municipal Income Fund Fidelity Minnesota Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.50%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (MNF-S000007130Member) (USD $)	Fidelity Minnesota Municipal Income Fund Fidelity Minnesota Municipal Income Fund:
1 year	51
3 years	160
5 years����	280
10 years	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Minnesota personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Minnesota can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.41%	September 30, 2009
Lowest Quarter Return	(3.22%)	December 31, 2010

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (MNF-S000007130Member) Fidelity Minnesota Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%
Barclays Capital�� Minnesota Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.72%	4.46%	4.92%
Fidelity Minnesota Municipal Income Fund:	2.42%	3.82%	4.40%
Fidelity Minnesota Municipal Income Fund: Return After Taxes on Distributions	2.39%	3.78%	4.35%
Fidelity Minnesota Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.82%	3.82%	4.36%

Fidelity Ohio Municipal Income Fund Fund Summary | Fidelity Ohio Municipal Income Fund
Fund: Fidelity® Ohio Municipal Income Fund
Investment Objective
The fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (OFR-S000007132Member)	Fidelity Ohio Municipal Income Fund Fidelity Ohio Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (OFR-S000007132Member)	Fidelity Ohio Municipal Income Fund Fidelity Ohio Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.49%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (OFR-S000007132Member) (USD $)	Fidelity Ohio Municipal Income Fund Fidelity Ohio Municipal Income Fund:
1 year	50
3 years	157
5 years����	274
10 years	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Ohio personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Ohio can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.93%	September 30, 2009
Lowest Quarter Return	(3.57%)	December 31, 2010

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (OFR-S000007132Member) Fidelity Ohio Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.09%	4.83%
Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.49%	4.45%	5.16%
Fidelity Ohio Municipal Income Fund:	1.95%	3.82%	4.64%
Fidelity Ohio Municipal Income Fund: Return After Taxes on Distributions	1.95%	3.77%	4.54%
Fidelity Ohio Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.65%	3.84%	4.57%

Fidelity Pennsylvania Municipal Income Fund Fund Summary | Fidelity Pennsylvania Municipal Income Fund
Fund: Fidelity® Pennsylvania Municipal Income Fund
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (PFL-S000007133Member)	Fidelity Pennsylvania Municipal Income Fund Fidelity Pennsylvania Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (PFL-S000007133Member)	Fidelity Pennsylvania Municipal Income Fund Fidelity Pennsylvania Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.50%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (PFL-S000007133Member) (USD $)	Fidelity Pennsylvania Municipal Income Fund Fidelity Pennsylvania Municipal Income Fund:
1 year	51
3 years	160
5 years����	280
10 years	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Pennsylvania can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.81%	September 30, 2009
Lowest Quarter Return	(3.64%)	December 31, 2010

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (PFL-S000007133Member) Fidelity Pennsylvania Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������	2.38%	4.09%	4.83%
Barclays Capital PA Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.26%	4.25%	4.92%
Fidelity Pennsylvania Municipal Income Fund:	2.02%	3.73%	4.47%
Fidelity Pennsylvania Municipal Income Fund: Return After Taxes on Distributions	1.91%	3.68%	4.40%
Fidelity Pennsylvania Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.84%	3.76%	4.43%

Fidelity Short-Intermediate Municipal Income Fund Fund Summary | Fidelity Short-Intermediate Municipal Income Fund
Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Short Intermediate Municipal Income Fund
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (STM-S000007128Member)	Fidelity Short-Intermediate Municipal Income Fund Fidelity Short-Intermediate Municipal Income Fund:
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (STM-S000007128Member)	Fidelity Short-Intermediate Municipal Income Fund Fidelity Short-Intermediate Municipal Income Fund:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.48%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (STM-S000007128Member) (USD $)	Fidelity Short-Intermediate Municipal Income Fund Fidelity Short-Intermediate Municipal Income Fund:
1 year	49
3 years	154
5 years����	269
10 years	604

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.73%	June 30, 2002
Lowest Quarter Return	(1.36%)	June 30, 2004

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns (STM-S000007128Member) Fidelity Short-Intermediate Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)��������	2.38%	4.09%	4.83%
Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.19%	4.30%	4.08%
Fidelity Short-Intermediate Municipal Income Fund:	2.02%	3.70%	3.64%
Fidelity Short-Intermediate Municipal Income Fund: Return After Taxes on Distributions	2.02%	3.70%	3.61%
Fidelity Short-Intermediate Municipal Income Fund: Return After Taxes on Distributions and Sale of Fund Shares	2.12%	3.59%	3.55%

Fidelity Short-Intermediate Municipal Income Fund Fund Summary������ | Fidelity Short-Intermediate Municipal Income Fund
Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Advisor® Short Intermediate Municipal Income Fund Institutional
Investment Objective
The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Fidelity Short-Intermediate Municipal Income Fund Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	(0.50%)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Short-Intermediate Municipal Income Fund Institutional Class
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.53%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	1 year	3 years	5 years����	10 years
Fidelity Short-Intermediate Municipal Income Fund Institutional Class	54	170	296	665

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Principal Investment Risks
• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.68%	September 30, 2009
Lowest Quarter Return	(1.46%)	June 30, 2004

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2010
Average Annual Total Returns Fidelity Short-Intermediate Municipal Income Fund	Past 1 year	Past 5 years	Life of class
Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����������	2.38%	4.09%	4.27%	[1]
Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����	2.19%	4.30%	3.52%	[1]
Institutional Class	2.07%	3.69%	3.08%	[1]
Institutional Class Return After Taxes on Distributions	2.06%	3.69%	3.07%	[1]
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.14%	3.58%	3.04%	[1]
[1]	From July 23, 2003.

Label	Element	12 Months Ended
		Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY MUNICIPAL TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000035373
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Fidelity Short-Intermediate Municipal Income Fund Fund Summary������ | Fidelity Short-Intermediate Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Advisor® Short Intermediate Municipal Income Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Jul 23, 2003
Annual Return 2004	rr_AnnualReturn2004	1.71%
Annual Return 2005	rr_AnnualReturn2005	1.05%
Annual Return 2006	rr_AnnualReturn2006	3.05%
Annual Return 2007	rr_AnnualReturn2007	4.39%
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	5.61%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.68%	September 30, 2009
Lowest Quarter Return	(1.46%)	June 30, 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Short-Intermediate Municipal Income Fund Fund Summary���� | Fidelity Short-Intermediate Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Advisor® Short Intermediate Municipal Income Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 29 of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Jul 23, 2003
Annual Return 2004	rr_AnnualReturn2004	1.55%
Annual Return 2005	rr_AnnualReturn2005	0.89%
Annual Return 2006	rr_AnnualReturn2006	2.89%
Annual Return 2007	rr_AnnualReturn2007	4.19%
Annual Return 2008	rr_AnnualReturn2008	3.13%
Annual Return 2009	rr_AnnualReturn2009	5.34%
Annual Return 2010	rr_AnnualReturn2010	1.81%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	2.51%	September 30, 2009
Lowest Quarter Return	(1.49%)	June 30, 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Short-Intermediate Municipal Income Fund Fund Summary | Fidelity Short-Intermediate Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund/Class: Fidelity® Short Intermediate Municipal Income Fund/Fidelity Short Intermediate Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Normally maintaining a dollar-weighted average maturity between two and five years.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	5.70%
Annual Return 2002	rr_AnnualReturn2002	6.47%
Annual Return 2003	rr_AnnualReturn2003	3.01%
Annual Return 2004	rr_AnnualReturn2004	1.82%
Annual Return 2005	rr_AnnualReturn2005	1.06%
Annual Return 2006	rr_AnnualReturn2006	2.95%
Annual Return 2007	rr_AnnualReturn2007	4.43%
Annual Return 2008	rr_AnnualReturn2008	3.50%
Annual Return 2009	rr_AnnualReturn2009	5.64%
Annual Return 2010	rr_AnnualReturn2010	2.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.73%	June 30, 2002
Lowest Quarter Return	(1.36%)	June 30, 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Pennsylvania Municipal Income Fund Fund Summary | Fidelity Pennsylvania Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Pennsylvania Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Pennsylvania can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	4.97%
Annual Return 2002	rr_AnnualReturn2002	9.14%
Annual Return 2003	rr_AnnualReturn2003	5.11%
Annual Return 2004	rr_AnnualReturn2004	4.28%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	3.94%
Annual Return 2008	rr_AnnualReturn2008	(0.77%)
Annual Return 2009	rr_AnnualReturn2009	9.70%
Annual Return 2010	rr_AnnualReturn2010	2.02%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.81%	September 30, 2009
Lowest Quarter Return	(3.64%)	December 31, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Ohio Municipal Income Fund Fund Summary | Fidelity Ohio Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Ohio Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Ohio personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Ohio can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	4.73%
Annual Return 2002	rr_AnnualReturn2002	9.68%
Annual Return 2003	rr_AnnualReturn2003	5.72%
Annual Return 2004	rr_AnnualReturn2004	4.44%
Annual Return 2005	rr_AnnualReturn2005	2.90%
Annual Return 2006	rr_AnnualReturn2006	4.47%
Annual Return 2007	rr_AnnualReturn2007	3.59%
Annual Return 2008	rr_AnnualReturn2008	(1.62%)
Annual Return 2009	rr_AnnualReturn2009	11.11%
Annual Return 2010	rr_AnnualReturn2010	1.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.93%	September 30, 2009
Lowest Quarter Return	(3.57%)	December 31, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Municipal Income Fund Fund Summary | Fidelity Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high current yield exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	5.00%
Annual Return 2002	rr_AnnualReturn2002	10.48%
Annual Return 2003	rr_AnnualReturn2003	5.80%
Annual Return 2004	rr_AnnualReturn2004	4.73%
Annual Return 2005	rr_AnnualReturn2005	3.66%
Annual Return 2006	rr_AnnualReturn2006	4.78%
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	(4.61%)
Annual Return 2009	rr_AnnualReturn2009	13.14%
Annual Return 2010	rr_AnnualReturn2010	2.58%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.46%	September 30, 2009
Lowest Quarter Return	(4.12%)	December 31, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Minnesota Municipal Income Fund Fund Summary | Fidelity Minnesota Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Minnesota Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income exempt from federal income tax and Minnesota personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Minnesota personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Minnesota can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	4.64%
Annual Return 2002	rr_AnnualReturn2002	8.57%
Annual Return 2003	rr_AnnualReturn2003	5.27%
Annual Return 2004	rr_AnnualReturn2004	3.92%
Annual Return 2005	rr_AnnualReturn2005	2.61%
Annual Return 2006	rr_AnnualReturn2006	4.15%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	(0.28%)
Annual Return 2009	rr_AnnualReturn2009	9.89%
Annual Return 2010	rr_AnnualReturn2010	2.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.41%	September 30, 2009
Lowest Quarter Return	(3.22%)	December 31, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Michigan Municipal Income Fund Fund Summary | Fidelity Michigan Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Risk/Return [Heading]	rr_RiskReturnHeading	Fund: Fidelity® Michigan Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	• Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and Michigan personal income taxes.
• Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
• Allocating assets across different market sectors and maturities.
• Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
		• Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	• Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Geographic Concentration. Unfavorable political or economic conditions within Michigan can affect the credit quality of issuers located in that state.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for updated return information.
Year-by-Year Returns

Annual Return 2001	rr_AnnualReturn2001	4.77%
Annual Return 2002	rr_AnnualReturn2002	9.78%
Annual Return 2003	rr_AnnualReturn2003	5.87%
Annual Return 2004	rr_AnnualReturn2004	3.90%
Annual Return 2005	rr_AnnualReturn2005	2.67%
Annual Return 2006	rr_AnnualReturn2006	4.41%
Annual Return 2007	rr_AnnualReturn2007	3.73%
Annual Return 2008	rr_AnnualReturn2008	(0.06%)
Annual Return 2009	rr_AnnualReturn2009	9.30%
Annual Return 2010	rr_AnnualReturn2010	2.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.62%	September 30, 2009
Lowest Quarter Return	(3.28%)	December 31, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

		For the periods ended December 31, 2010
Fidelity Short-Intermediate Municipal Income Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years����	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.07%
Past 5 years	rr_AverageAnnualReturnYear05	3.69%
Life of class	rr_AverageAnnualReturnSinceInception	3.08%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Institutional Class | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.06%
Past 5 years	rr_AverageAnnualReturnYear05	3.69%
Life of class	rr_AverageAnnualReturnSinceInception	3.07%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.14%
Past 5 years	rr_AverageAnnualReturnYear05	3.58%
Life of class	rr_AverageAnnualReturnSinceInception	3.04%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 29 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	352
3 years	rr_ExpenseExampleYear03	517
5 years����	rr_ExpenseExampleYear05	696
10 years	rr_ExpenseExampleYear10	1,214
1 year����	rr_ExpenseExampleNoRedemptionYear01	352
3 years����	rr_ExpenseExampleNoRedemptionYear03	517
5 years	rr_ExpenseExampleNoRedemptionYear05	696
10 years����	rr_ExpenseExampleNoRedemptionYear10	1,214
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	(0.99%)
Past 5 years	rr_AverageAnnualReturnYear05	2.89%
Life of class	rr_AverageAnnualReturnSinceInception	2.51%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class A | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	(0.99%)
Past 5 years	rr_AverageAnnualReturnYear05	2.89%
Life of class	rr_AverageAnnualReturnSinceInception	2.49%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	0.04%
Past 5 years	rr_AverageAnnualReturnYear05	2.85%
Life of class	rr_AverageAnnualReturnSinceInception	2.51%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class T
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 29 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
1 year	rr_ExpenseExampleYear01	350
3 years	rr_ExpenseExampleYear03	511
5 years����	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,191
1 year����	rr_ExpenseExampleNoRedemptionYear01	350
3 years����	rr_ExpenseExampleNoRedemptionYear03	511
5 years	rr_ExpenseExampleNoRedemptionYear05	686
10 years����	rr_ExpenseExampleNoRedemptionYear10	1,191
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	(1.06%)
Past 5 years	rr_AverageAnnualReturnYear05	2.86%
Life of class	rr_AverageAnnualReturnSinceInception	2.44%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	1.44%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
1 year	rr_ExpenseExampleYear01	447
3 years	rr_ExpenseExampleYear03	556
5 years����	rr_ExpenseExampleYear05	710
10 years	rr_ExpenseExampleYear10	1,229
1 year����	rr_ExpenseExampleNoRedemptionYear01	147
3 years����	rr_ExpenseExampleNoRedemptionYear03	456
5 years	rr_ExpenseExampleNoRedemptionYear05	710
10 years����	rr_ExpenseExampleNoRedemptionYear10	1,229
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	(1.93%)
Past 5 years	rr_AverageAnnualReturnYear05	2.89%
Life of class	rr_AverageAnnualReturnSinceInception	2.46%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	1.52%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
1 year	rr_ExpenseExampleYear01	255
3 years	rr_ExpenseExampleYear03	480
5 years����	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,813
1 year����	rr_ExpenseExampleNoRedemptionYear01	155
3 years����	rr_ExpenseExampleNoRedemptionYear03	480
5 years	rr_ExpenseExampleNoRedemptionYear05	829
10 years����	rr_ExpenseExampleNoRedemptionYear10	1,813
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	(0.03%)
Past 5 years	rr_AverageAnnualReturnYear05	2.64%
Life of class	rr_AverageAnnualReturnSinceInception	2.04%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Fidelity Short-Intermediate Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	154
5 years����	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital 1-6 Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.02%
Past 5 years	rr_AverageAnnualReturnYear05	3.70%
Past 10 years	rr_AverageAnnualReturnYear10	3.64%
Fidelity Short-Intermediate Municipal Income Fund | Fidelity Short-Intermediate Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.02%
Past 5 years	rr_AverageAnnualReturnYear05	3.70%
Past 10 years	rr_AverageAnnualReturnYear10	3.61%
Fidelity Short-Intermediate Municipal Income Fund | Fidelity Short-Intermediate Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.12%
Past 5 years	rr_AverageAnnualReturnYear05	3.59%
Past 10 years	rr_AverageAnnualReturnYear10	3.55%
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����������
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Life of class	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.19%
Past 5 years	rr_AverageAnnualReturnYear05	4.30%
Life of class	rr_AverageAnnualReturnSinceInception	3.52%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������������
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Life of class	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.19%
Past 5 years	rr_AverageAnnualReturnYear05	4.30%
Life of class	rr_AverageAnnualReturnSinceInception	3.52%	[1]
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)��������
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Fidelity Short-Intermediate Municipal Income Fund | Barclays Capital 1-6 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.19%
Past 5 years	rr_AverageAnnualReturnYear05	4.30%
Past 10 years	rr_AverageAnnualReturnYear10	4.08%
Fidelity Pennsylvania Municipal Income Fund | Fidelity Pennsylvania Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years����	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital PA Enhanced Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.02%
Past 5 years	rr_AverageAnnualReturnYear05	3.73%
Past 10 years	rr_AverageAnnualReturnYear10	4.47%
Fidelity Pennsylvania Municipal Income Fund | Fidelity Pennsylvania Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.91%
Past 5 years	rr_AverageAnnualReturnYear05	3.68%
Past 10 years	rr_AverageAnnualReturnYear10	4.40%
Fidelity Pennsylvania Municipal Income Fund | Fidelity Pennsylvania Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.84%
Past 5 years	rr_AverageAnnualReturnYear05	3.76%
Past 10 years	rr_AverageAnnualReturnYear10	4.43%
Fidelity Pennsylvania Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)������
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Fidelity Pennsylvania Municipal Income Fund | Barclays Capital PA Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.26%
Past 5 years	rr_AverageAnnualReturnYear05	4.25%
Past 10 years	rr_AverageAnnualReturnYear10	4.92%
Fidelity Ohio Municipal Income Fund | Fidelity Ohio Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years����	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	1.95%
Past 5 years	rr_AverageAnnualReturnYear05	3.82%
Past 10 years	rr_AverageAnnualReturnYear10	4.64%
Fidelity Ohio Municipal Income Fund | Fidelity Ohio Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.95%
Past 5 years	rr_AverageAnnualReturnYear05	3.77%
Past 10 years	rr_AverageAnnualReturnYear10	4.54%
Fidelity Ohio Municipal Income Fund | Fidelity Ohio Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.65%
Past 5 years	rr_AverageAnnualReturnYear05	3.84%
Past 10 years	rr_AverageAnnualReturnYear10	4.57%
Fidelity Ohio Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Fidelity Ohio Municipal Income Fund | Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.49%
Past 5 years	rr_AverageAnnualReturnYear05	4.45%
Past 10 years	rr_AverageAnnualReturnYear10	5.16%
Fidelity Municipal Income Fund | Fidelity Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
1 year	rr_ExpenseExampleYear01	47
3 years	rr_ExpenseExampleYear03	148
5 years����	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	579
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital® 3+ Year Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.58%
Past 5 years	rr_AverageAnnualReturnYear05	3.65%
Past 10 years	rr_AverageAnnualReturnYear10	4.77%
Fidelity Municipal Income Fund | Fidelity Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.57%
Past 5 years	rr_AverageAnnualReturnYear05	3.60%
Past 10 years	rr_AverageAnnualReturnYear10	4.65%
Fidelity Municipal Income Fund | Fidelity Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	3.15%
Past 5 years	rr_AverageAnnualReturnYear05	3.72%
Past 10 years	rr_AverageAnnualReturnYear10	4.71%
Fidelity Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)����
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Fidelity Municipal Income Fund | Barclays Capital�� 3+ Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.49%
Past 5 years	rr_AverageAnnualReturnYear05	4.14%
Past 10 years	rr_AverageAnnualReturnYear10	5.00%
Fidelity Minnesota Municipal Income Fund | Fidelity Minnesota Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years����	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital® Minnesota Enhanced Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.42%
Past 5 years	rr_AverageAnnualReturnYear05	3.82%
Past 10 years	rr_AverageAnnualReturnYear10	4.40%
Fidelity Minnesota Municipal Income Fund | Fidelity Minnesota Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.39%
Past 5 years	rr_AverageAnnualReturnYear05	3.78%
Past 10 years	rr_AverageAnnualReturnYear10	4.35%
Fidelity Minnesota Municipal Income Fund | Fidelity Minnesota Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.82%
Past 5 years	rr_AverageAnnualReturnYear05	3.82%
Past 10 years	rr_AverageAnnualReturnYear10	4.36%
Fidelity Minnesota Municipal Income Fund | Barclays Capital�� Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%
Fidelity Minnesota Municipal Income Fund | Barclays Capital�� Minnesota Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.72%
Past 5 years	rr_AverageAnnualReturnYear05	4.46%
Past 10 years	rr_AverageAnnualReturnYear10	4.92%
Fidelity Michigan Municipal Income Fund | Fidelity Michigan Municipal Income Fund:
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	0.49%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years����	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays Capital Municipal Bond Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Past 1 year	rr_AverageAnnualReturnYear01	2.32%
Past 5 years	rr_AverageAnnualReturnYear05	3.89%
Past 10 years	rr_AverageAnnualReturnYear10	4.63%
Fidelity Michigan Municipal Income Fund | Fidelity Michigan Municipal Income Fund: | Return After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.31%
Past 5 years	rr_AverageAnnualReturnYear05	3.86%
Past 10 years	rr_AverageAnnualReturnYear10	4.59%
Fidelity Michigan Municipal Income Fund | Fidelity Michigan Municipal Income Fund: | Return After Taxes on Distributions and Sale of Fund Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.90%
Past 5 years	rr_AverageAnnualReturnYear05	3.91%
Past 10 years	rr_AverageAnnualReturnYear10	4.58%
Fidelity Michigan Municipal Income Fund | Barclays Capital�� Michigan Enhanced Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.76%
Past 5 years	rr_AverageAnnualReturnYear05	3.82%
Past 10 years	rr_AverageAnnualReturnYear10	4.74%
Fidelity Michigan Municipal Income Fund | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.38%
Past 5 years	rr_AverageAnnualReturnYear05	4.09%
Past 10 years	rr_AverageAnnualReturnYear10	4.83%

[1]	From July 23, 2003.
[2]	Purchases of $250,000 or more will not be subject to a front end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.
[3]	Purchases of $250,000 or more will not be subject to a front end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[4]	Declines over 3 years from 3.00% to 0%.
[5]	On Class C shares redeemed less than one year after purchase.